Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Foreign currency transaction gain (loss)	$ 1.8	$ (2.3)	$ (0.2)